Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Accumulated Other Comprehensive Loss Amounts in Equity Reserves (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016	Dec. 31, 2015
Disclosure of Reserves within Equity [Line Items]
Other miscellaneous reserves	$ (31,421,964)	$ (35,068,098)
Total	$ (177,763,273)	$ (74,789,241)	$ (136,755,547)		$ (1,107,906,103)
Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]
Disclosure of Reserves within Equity [Line Items]
Exchange differences in foreign currency translation				$ (263,741,101)
Cash flow hedges				(8,696,789)
Gains and losses on remeasuring available-for-sale financial assets				(118,662)
Other miscellaneous reserves				(2,561,252)
Total			$ 2,722,113	$ (275,117,804)	$ (202,189,042)